Consolidated Statements of Financial Position (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments:
Fixed maturities available-for-sale, cost	$ 484,809	$ 578,412
Fixed maturities held-to-maturity, fair value	230,093	79,103
Equity securities available-for-sale, cost	45,599	19,844
Real estate held for investment, accumulated depreciation	1,149	1,017
Due premiums, allowance for doubtful accounts	$ 1,698	$ 1,568
Common Stock Class A [Member]
Common stock:
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	52,089,189	51,822,497
Common stock, shares outstanding (in shares)	52,089,189	51,822,497
Common stock, shares in treasury (in shares)	3,135,738	3,135,738
Common Stock Class B [Member]
Common stock:
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	2,000,000	2,000,000
Common stock, shares issued (in shares)	1,001,714	1,001,714
Common stock, shares outstanding (in shares)	1,001,714	1,001,714